Ziegler Floating Rate Fund
Ziegler Floating Rate Fund
Investment Objective
The Ziegler Floating Rate Fund (the “Fund”) seeks total return, comprised of current income and capital appreciation.
Fees and Expenses of the Fund
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you or your family invest, or agree to invest in the future, at least $100,000 in the Fund. You may qualify for a sales charge waiver if you or your family invest, or agree to invest in the future, at least $1,000,000 in the Fund. More information about these and other discounts is available from your financial intermediary, in this Prospectus on page 22 under the heading “Qualifying for a reduced Class A sales charge” and in the Fund’s statement of additional information (“SAI”) on page 27 under the heading “Sales Charge Waivers and Reductions.”

Shareholder Fees - Ziegler Floating Rate Fund		Class A	Class C	Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.25%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original cost of shares or current market value, whichever is less)	[1]	1.00%	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Distributions		none	none	none
Redemption Fee (as a percentage of amount redeemed on shares held for 60 days or less)		1.00%	none	none
Exchange Fee		none	none	none
[1]	Although there is no front-end sales charge on purchases of $1 million or more, there is a maximum deferred sales charge of 1.00% if you redeem within 18 months of such a purchase. This charge is waived for certain investors.

Annual Fund Operating Expenses - Ziegler Floating Rate Fund		Class A	Class C	Institutional Class
Management Fees		0.65%	0.65%	0.65%
Distribution and Service (Rule 12b-1) Fees		0.25%	1.00%	none
Other Expenses		1.17%	1.17%	1.20%
Acquired Fund Fees and Expenses		0.03%	0.03%	0.03%
Total Annual Fund Operating Expenses		2.10%	2.85%	1.88%
Less: Fee Waiver and/or Expense Reimbursement		(1.08%)	(1.08%)	(1.11%)
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	[1]	1.02%	1.77%	0.77%
[1]	Pursuant to a contractual fee waiver and reimbursement agreement, Ziegler Capital Management, LLC (the "Adviser") has contractually agreed to waive a portion or all of its management fees and pay Fund expenses (excluding acquired fund fees and expenses, taxes, interest expense, dividends on securities sold short, and extraordinary expenses) in order to limit the total annual fund operating expenses to 0.99%, 1.74%, and 0.74% of average daily net assets of the Fund's Class A, Class C, and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least January 31, 2018 and may be terminated only by the Trust's Board of Trustees (the "Board"). The Adviser may request recoupment of previously waived fees and paid expenses from the Fund for three years from the date they were waived or paid, subject to, if different, the Expense Cap at the time of waiver/payment or the Expense Cap at the time of recoupment, whichever is lower.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then either hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps for the first year)

Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example - Ziegler Floating Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	525	955	1,411	2,671
Class C	280	781	1,408	3,098
Institutional Class	79	483	913	2,110

Expense Example No Redemption - Ziegler Floating Rate Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	525	955	1,411	2,671
Class C	180	781	1,408	3,098
Institutional Class	79	483	913	2,110

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. For the fiscal period April 1, 2016 through September 30, 2016, the Fund’s portfolio turnover rate was 23% of the average value of its portfolio.

Principal Investment Strategies
The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in senior secured floating rate loans, other senior secured floating rate debt instruments, and in other instruments that have economic characteristics similar to such instruments.

A senior secured loan is considered “senior” because in the event of the borrower’s bankruptcy, the holder of the instrument is paid before other parties.  A senior secured loan is “secured,” because the loan is collateralized with assets that can be sold to repay the holder if necessary.  Even though senior debtholders are in line to be repaid first in the event of bankruptcy, they will not necessarily receive the full amount they are owed.  “Floating rate” instruments reset their interest rate periodically over a base rate, with rates tied to a representative interest rate index, typically 3-month London Interbank Offered Rate (“LIBOR”).

The Fund’s strategy has a duration of approximately 90 days, and as a result, a one percent increase in interest rates would have a minimal direct effect on the prices of the Fund’s holdings.  Duration measures a bond’s or portfolio’s sensitivity to interest rate changes and is expressed as a measure of time.  The longer the duration is, the greater the risk.  For example, if a portfolio has a duration of 5 years, a 1% increase in interest rates could be expected to result in a 5% decrease in the value of the portfolio.  Shorter duration results in lower expected volatility.

Floating rate loans will generally be purchased from banks or other financial institutions through assignments or participations.  A direct interest in a floating rate loan may be acquired directly from the lending agent or another lender by assignment or an indirect interest may be acquired as a participation in another lender’s portion of a floating rate loan.  An assignment is a transfer of debt, and all the rights and obligations associated with it, from a creditor to a third-party, in order to improve the creditor’s liquidity and/or to reduce its risk exposure.  A participation permits investors to buy portions of an outstanding loan or package of loans, and holders participate, on a pro rata basis, in collecting interest and principal payments.

The Fund may use leverage which is the use of borrowed capital for investment purposes with the expectation that the profits made will be greater than the interest payable, in an effort to maximize its return through borrowing, generally from banks, in an amount of up to 33.33% of the Fund’s total assets after such borrowing.

The Fund may invest up to 100% of its net assets in floating rate loans and floating rate debt securities that are determined to be below investment grade (sometimes referred to as “high yield” or “junk”). Investment grade securities are: (1) securities rated BBB- or higher by Standard & Poor’s Ratings Services (S&P) or Baa3 or higher by Moody’s Investors Service, Inc. (Moody’s) or an equivalent rating by another nationally recognized statistical rating organization (NRSRO), (2) securities with comparable short-term NRSRO ratings, or (3) unrated securities determined by Valcour Capital Management LLC (the “Sub-Adviser”) to be of comparable quality at the time of purchase.

The Fund invests in loans and debt securities as determined by the Sub-Adviser.  The Sub-Adviser performs its own independent credit analysis on each borrower and on the collateral securing each loan.  The Sub-Adviser considers the nature of the industry in which the borrower operates, the nature of the borrower’s assets and the general quality and creditworthiness of the borrower.

The Fund may invest in floating rate loans and/or floating rate debt securities of non-U.S. borrowers or issuers; in those situations, the Fund will only invest in such loans or securities that are U.S. dollar denominated or otherwise provide for payment in U.S. dollars.  The Fund may invest in defaulted or distressed loans and loans to bankrupt companies.  Some of the floating rate loans and debt securities in which the Fund may invest will be considered to be illiquid, although the Fund may invest no more than 15% of its net assets in illiquid securities.

The Fund may also invest up to 15% of its net assets in collateralized loan obligations (“CLOs”), which are securitized debt instruments backed solely by a pool of other debt securities.  The Fund will maintain a cash balance and has established a line of credit to meet shareholder redemptions and short term liquidity needs.

Principal Investment Risks
Investors in the Fund may lose money. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. There are risks associated with the types of securities in which the Fund invests. These risks include:

Bank Loans and Senior Loans Risk

Bank loans and senior loans are subject to credit risk, interest rate risk and liquidity risk. In addition, bank loans and senior loans are subject to the risk that the value of the collateral, if any, securing a loan may decline, be insufficient to meet the obligations of the borrower, or be difficult to liquidate. In the event of a default, the Fund may have difficulty collecting on any collateral and would not have the ability to collect on any collateral for an uncollateralized loan.

Borrowing and Leverage Risk

Borrowing money to buy securities exposes the Fund to leverage because the Fund can achieve a return on a capital base larger than the assets that shareholders have contributed to the Fund. Borrowing may cause the Fund to be more volatile because it may exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. Borrowing may also cause the Fund to liquidate positions when it may not be advantageous to do so. In addition, borrowing will cause the Fund to incur interest expenses and other fees.

CLO Risk

CLOs are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. The cash flows from CLOs are split into two or more portions, called tranches, varying in risk and yield. CLO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches as well as market anticipation of defaults

Counterparty Risk

Counterparty risk arises upon entering into borrowing arrangements and over-the counter contracts such as swaps and is the risk from the potential inability of counterparties to meet the terms of their contracts.

Credit Risk

The issuer of instruments in which the Fund invests may be unable to meet interest and/or principal payments.  An issuer’s securities may decrease in value if its financial strength weakens which may reduce its credit rating and possibly its ability to meet its contractual obligations.

Defaulted Debt Securities Risk

Investing in defaulted debt securities is speculative and involves substantial risks. Defaulted debt securities generally do not generate interest payments. Principal on defaulted debt might not be repaid, and the Fund could lose up to its entire investment. Certain of the issuers of securities may be involved in bankruptcy or other reorganization proceedings. Although such investments may result in significant returns to the Fund, they involve a substantial degree of risk. Many of the events within a bankruptcy case are adversarial and often beyond the control of the creditors. Accordingly, a bankruptcy court may approve actions that are contrary to the interests of the Fund. Such investments can result in a total loss of principal.

Floating Rate Securities Risk

The interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate, such as the LIBOR. Floating rate securities are subject to interest rate risk and credit risk.

Foreign Securities Risk

Foreign securities and dollar denominated securities of foreign issuers involve special risks such as economic or financial instability, lack of timely or reliable financial information and unfavorable political or legal developments. Foreign securities also involve risks such as currency fluctuations and delays in enforcement of rights.

High Yield Securities Risk

High yield debt obligations (or junk bonds) are speculative investments that are usually issued by highly indebted companies, which means there is an increased risk that these companies might not generate sufficient cash flow to pay their debts.  Consequently, high yield securities and loans entail greater risk of loss of principal than securities and loans that are rated investment grade.

Inflation Risk

Inflation risk results from the variation in the value of cash flows from a security due to inflation, as measured in terms of purchasing power.

Interest Rate Risk

Interest rate changes may affect the value of a debt instrument indirectly (especially in the case of fixed rate securities) and directly (especially in the case of instruments whose rates are adjustable).  An increase in interest rates may result in a decrease in the value of debt securities held by the Fund.  Fixed income securities with longer duration generally have greater sensitivity to changes in interest rates than fixed income securities with shorter duration.

Investment Risk

An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. When you sell your shares of the Fund, they could be worth less than what you paid for them. Therefore, you may lose money by investing in the Fund.

Issuer Risk

The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer's goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets.

Liquidity Risk

Illiquid assets held by the Fund may be difficult to sell particularly during times of market turmoil. Illiquid assets may also be difficult to value. If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a price that is less than the price at which it is valued and/or at a loss relative to its cost.

Loan Interests Risk

The Fund may be unable to sell its loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods (i.e., more than seven days after the sale).  As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet a Fund’s redemption obligations until potentially a substantial period after the sale of the loans.  The Fund, therefore, may be forced to sell other assets at a loss to pay redemption proceeds. To assist with cash management and liquidity, the Fund will maintain a cash balance and is seeking to establish a line of credit facility.

Interests in loans made to finance highly leveraged companies or transactions, such as corporate acquisitions, may be especially vulnerable to adverse changes in economic or market conditions. Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In the event the borrower defaults, the Fund’s access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. Further, in the event of a default, second lien secured loans will generally be paid only if the value of the collateral exceeds the amount of the borrower’s obligations to the first lien secured lenders, and the remaining collateral may not be sufficient to cover the full amount owed on the loan in which the Fund has an interest. The Fund may acquire a participation interest in a loan that is held by another party. When the Fund’s loan interest is a participation, the Fund may have less control over the exercise of remedies than the party selling the participation interest, and it normally would not have any direct rights against the borrower.

In addition, loans may not be considered securities and, therefore, the Fund may not have the protections of the federal securities laws with respect to its holdings in such loans.

Manager Risk

The Fund is an actively managed portfolio.  The Sub-Adviser’s practices and investment strategies may not work to produce the desired results.

Market Risk

The prices of the securities in which the Fund invests may decline for a number of reasons including market responses to economic and political developments.

New Fund Risk

The Fund is new with a limited history, and there can be no assurance that the Fund will maintain an economically viable size, in which case the Board may determine to liquidate the Fund.

Regulatory Risk

Changes in government regulations may adversely affect the value of a security.

Unrated Securities Risk

Because the Fund may purchase securities that are not rated by any rating organization, the Sub-Adviser may internally assign ratings to certain of those securities, after assessing their credit quality, in categories of those similar to those of rating organizations. Some unrated securities may not have an active trading market or may be difficult to value, which means the Fund might have difficulty selling them promptly at an acceptable price.

Performance
When the Fund has been in operation for a full calendar year, performance information will be shown here. Updated performance information will be available on the Fund’s website at www.zcmfunds.com or by calling the Fund toll-free at 844-828-1919.